Research and Development Expense (Details) - Schedule of Research and Development Expense - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Research and Development Expense [Abstract]
Pre-clinical projects	SFr 505,031	SFr 389,673	SFr 96,840
Clinical projects	128,717	67,096	63,757
Product and process development	364,392	199,225	164,684
Employee benefits and expenses	1,429,564	1,426,299	934,577
Patents and trademarks	414,718	155,589	333,519
Regulatory projects	59,531	34,098	32,564
Impairment intangible assets		12,338,837	1,529,929
Depreciation tangible assets			46,635
Other research and development expense	133,459	10,753
Total research and development expense	SFr 3,035,413	SFr 14,621,570	SFr 3,202,505